Additional Information - Financial Statement Schedule I (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Additional Information - Financial Statement Schedule I
Restricted portion of registered capital and general reserve fund unavailable for distribution in the form of dividends, loans or advances	$ 926,953,793	$ 741,993,388
Threshold percentage of restricted net assets of consolidated subsidiaries	25.00%
TRINA SOLAR LIMITED | Guarantee on Trina China's Facility
Guarantee
Amount outstanding under the facility, guaranteed	$ 646,000,000